REPORTING ENTITY AND GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REPORTING ENTITY AND GOING CONCERN
Net loss	$ (640,501)	$ (2,086,303)
Net working capital deficiency	(288,738)
Net Cash Used in Operating Activities	(516,297)	(606,427)
Cash and cash equivalents	12
Accumulated deficit	(106,563,227)	(105,922,726)
Total Stockholders' Deficit	$ (508,876)	$ (324,875)	$ (135,320)